CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
CONTINGENT LIABILITIES	CONTINGENT LIABILITIES
The Company is subject to legal proceedings and claims which arise in the ordinary course of its business. The Company records a provision for labor, regulatory and commercial claims where the risk of loss is considered probable. The final resolution of these potential claims is not likely to have a material effect on the results of operations, cash flow or the financial position of the Company.

Breakdown of reserves for lawsuits claims and other disputed matters include the following:

	As of December 31,
	2022	2021

Reserve for labor claims	185	5
Reserve for regulatory claims	13,430	9,632
TOTAL	13,615	9,637

Roll forward is as follows:

	As of December 31,
Reserve for labor claims	2022	2021	2020

Balance at beginning of year	5	53	91
Additions	370	8	72
Recovery	(1)	(10)	(50)
Utilization of provision for contingencies	(89)	(38)	—
Foreign exchange	(100)	(8)	(60)
Balance at end of year	185	5	53

	As of December 31,
Reserve for regulatory claims	2022	2021	2020

Balance at beginning of year	9,632	10,130	1,511
Additions (3)	4,260	863	176
Additions related to business combinations	569	—	9,124
Recovery	(270)	(258)	—
Utilization of provision for contingencies (4)	(961)	(509)	(615)
Foreign exchange	200	(594)	(66)
Balance at end of year	13,430	9,632	10,130

	As of December 31,
Reserve for commercial claims	2022	2021	2020

Balance at beginning of year	—	2,400	1,000
Additions (1)	700	5,166	1,400
Utilization of provision for contingencies (2)	(700)	(7,566)	—
Balance at end of year	—	—	2,400

(1) On August 8, 2019, Certified Collectibles Group, LLC (“CCG”) and its affiliates filed a complaint in the U.S. District Court for the Middle District of Florida, Tampa Division, (Civil Action No. 19-CV-1962) against Globant S.A. and Globant, LLC, arising from a dispute relating to a service contract. After several discussions, on July 30, 2021, the parties filed a notice of settlement with the court. The claim was settled in 7,250 (of which 2,700 were covered by insurance reimbursement accounted for in Other Receivables line).
(2) On September 15, 2021, the Company made the first of two installment payments related to the settlement with Certified Collectibles Group, LLC. On November 30, 2021 the second installment was paid leaving the liability fully settled.

(3) Between 2010 and 2014, certain of Grupo Assa’s Brazilian subsidiaries were subject to two examinations by the Ministry of Labor (“MTE”) and the Brazilian Internal Revenue Service (“RFB”) in relation to the potential hiring of employees as independent contractors. As a result of such examinations, Grupo Assa’s Brazilian subsidiaries are subject to different administrative and judicial proceedings, seeking to collect payment of taxes and social security contributions allegedly owed by the companies, and impose certain associated fines. As of December 31, 2022, some of these administrative proceedings are still ongoing while others have resulted in judicial proceedings. The recognized liability as of December 31, 2022 and 2021 was 10,858 and 7,670 ,respectively. Under the Equity Purchase Agreement entered into for the acquisition of Grupo ASSA Worldwide S.A. and its affiliates (collectively, “Grupo Assa”), certain of the above mentioned proceedings are subject to indemnification provisions from the sellers for the total amount of 6,071 and 2,883 as of December 31, 2022 and 2021, respectively, accounted for in Other Financial Liabilities line, net. The effect of the increase of this regulatory claim was fully settled by the indemnification provision
(4) Since 2018, certain of our non-U.S. subsidiaries have been under examination by the U.S. Internal Revenue Service ("IRS") regarding payroll and employment taxes primarily in connection with services performed by employees of certain of our subsidiaries in the United States from 2013 to 2015. On May 1, 2018, the IRS issued 30-day letters to those subsidiaries proposing total assessments of 1,400 plus penalties and interest for employment taxes for those years. Our subsidiaries filed protests of these proposed assessments with the IRS on July 16, 2018. Following discussions with the IRS, during the fourth quarter of 2021, the IRS and our subsidiaries have reached a preliminary agreement on the proposed assessments which would amount to 1,300 including applicable interests and penalties. The Company reached a preliminary agreement with the IRS on the proposed assessments. The Company paid 961 on March 16, 2022 in principal, and is waiting for final confirmation on the amounts of the applicable interests and penalties to settle this matter definitely.